BLACKROCK FUNDS II
BlackRock GNMA Portfolio
BlackRock Inflation Protected Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

     Supplement dated October 1, 2015
to the Service Shares Summary Prospectuses
 and Service Shares Prospectus of the Funds, each dated January 28, 2015

Effective as of October 1, 2015, BlackRock Advisors, LLC (“BlackRock”) has agreed contractually to: (i) reduce its management fee for each Fund; and (ii) cap net expenses of the Service Shares of the BlackRock Inflation Protected Bond Portfolio at a lower level. To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees or expenses if BlackRock Inflation Protected Bond Portfolio’s annual fund operating expenses, excluding certain expenses described in the Summary Prospectus and Prospectus, exceed a certain limit. Due to certain expense caps, the management fee reduction may not result in a decrease of total annual fund operating expenses after fee waivers and/or reimbursements.

Accordingly, each Fund’s Summary Prospectus and Prospectus is amended as follows:

The section entitled “Fund Overview — Key Facts About BlackRock GNMA Portfolio — Fees and Expenses of the Fund” in each of the Summary Prospectus of BlackRock GNMA Portfolio and the Prospectus of the Funds is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[1]	0.32%
Acquired Fund Fees and Expenses[2]	0.04%
Total Annual Fund Operating Expenses[2]	1.01%
Fee Waivers and/or Expense Reimbursements[3]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.94%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees or the Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 39, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.90% of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$96	$315	$551	$1,230

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,258% of the average value of its portfolio.

The section entitled “Fund Overview — Key Facts About BlackRock Inflation Protected Bond Portfolio — Fees and Expenses of the Fund” in each of the Summary Prospectus of BlackRock Inflation Protected Bond Portfolio and the Prospectus of the Funds is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Interest Expense	0.02%
Miscellaneous Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers and/or Expense Reimbursements[1]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.73%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 39, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.71% of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$75	$257	$455	$1,027

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

2

The table immediately below the first paragraph in the section of the Prospectus of the Funds entitled “Management of the Funds — BlackRock — Total Annual Management Fees (Before Waivers)” solely as it relates to the Funds is revised as set forth below:

	Rate of Management Fee
Average Daily Net Assets	GNMA Portfolio	Inflation Protected Bond Portfolio
First $1 billion	0.400%	0.300%
$1 billion — $2 billion	0.390%	0.290%
$2 billion — $3 billion	0.380%	0.280%
Greater than $3 billion	0.370%	0.270%

The table immediately below the fourth paragraph in the section of the Prospectus of the Funds entitled “Management of the Funds — BlackRock — Total Annual Management Fees (Before Waivers)” solely as it relates to the Funds is revised as set forth below:

Contractual Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)[1]
GNMA Portfolio	0.90%
Inflation Protected Bond Portfolio	0.71%

*	As a percentage of average daily net assets.
[1]	The contractual caps are in effect until February 1, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Shareholders should retain this Supplement for future reference.

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